Statement of Operations - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
	Dec. 20, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
OPERATING REVENUES						$ 402,101				$ 377,470	$ 1,330,651	$ 1,272,694	$ 1,248,063	$ 1,166,968
OPERATING EXPENSES
Utility cost of gas						156,641				124,745	461,574	438,939	407,043	297,856
Operation and maintenance						102,728				82,372	404,961	564,536	544,180	340,604
Depreciation and amortization						34,948				33,646	142,565	136,373	135,071	129,428
General taxes and other assessments						38,552				39,983	149,618	146,747	148,178	134,696
Total Operating Expenses						332,869				280,746	1,158,718	1,286,595	1,234,472	902,584
OPERATING INCOME		$ 102,541	$ (73,050)	$ (10,138)	$ 152,580	69,232	$ (225,462)	$ (6,649)	$ 148,978	96,724	171,933	(13,901)	13,591	264,384
Other income (expense) — net						2,045				1,870	5,822	(4,052)	(4,226)	7,157
Interest expense						15,706				14,973	62,567	59,237	58,504	52,207
INCOME (LOSS) BEFORE INCOME TAXES						55,571				83,621	115,188	(77,190)	(49,139)	219,334
INCOME TAX EXPENSE (BENEFIT)						7,471				25,072	18,083	(42,591)	(24,989)	81,839
NET INCOME (LOSS)		72,530	(66,476)	(21,268)	112,319	48,100	(180,530)	(10,876)	108,707	58,549	97,105	(34,599)	(24,150)	137,495
Loss on preferred stock extinguishment	$ 600					0					556		0	0
Dividends on preferred stock						330				330	1,169	1,320	1,320	1,320
NET INCOME (LOSS) APPLICABLE TO COMMON STOCK		$ 71,465	$ (66,476)	$ (21,598)	$ 111,989	$ 47,770	$ (180,860)	$ (11,206)	$ 108,377	$ 58,219	$ 95,380	$ (35,919)	$ (25,470)	$ 136,175